Financial Expenses (Income), Net (Details) - Schedule of Financial Expenses (Income), Net - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Financial Expenses (Income), Net [Abstract]
Change in fair value of derivative liabilities		$ 730	$ (341)
Exchange rate differences		20	102
Interest income		(60)	(4)
Issuance costs of financial instruments classified as derivative liabilities		603
Revaluation of securities -fair value through profit or loss		57	90
Other finance expenses		17	5
Total	[1]	$ 1,367	$ (148)

[1]	Except share and per share information